Supplemental information on oil and gas producing activities - Costs incurred in oil and gas exploration and developed activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental information on oil and gas producing activities (unaudited)
Acquisition of proved properties	[1]	$ 2,668,960	$ 0	$ 591,875
Acquisition of unproved properties	[2]	261,231	81,295	164,180
Exploration costs		640,556	1,197,946	1,095,588
Development costs		8,084,283	6,346,276	3,599,385
Total costs incurred		$ 11,655,030	$ 7,625,517	$ 5,451,028

[1]	In July 2019, Ecopetrol S.A. and Occidental Petroleum Corp. (OXY) entered into a Joint Operation contract in order to execute a joint plan for the development of unconventional drilling in the Permian Basin in the state of Texas (USA). On December 2017, Ecopetrol América Inc. acquired an 11.6% interest in the K2 oil field in the Gulf of Mexico from MCX, increasing its share from 9.2% to 20.8%.
[2]	On July 17, 2019, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total. As of December 2017, the investments were mainly made by Ecopetrol América Inc. in offshore exploration projects of the Warrior and Rydberg wells.